ASSET ACQUISITION (Details Narrative)	12 Months Ended
Dec. 31, 2022 USD ($)
ASSET ACQUISITION
Promissory note	$ 1,136,000
Cash payment	1,750,000
Aggregate purchase price	$ 2,886,000